Accrued Interest Receivable	12 Months Ended
Dec. 31, 2011
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2011	2010
Securities available for sale	$553	626
Loans receivable	1,896	2,685

	$2,449	3,311